Earnings/Loss per share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings/Loss per share
Schedule of basic and diluted earnings/loss per share

DKK thousand	Q3 2020	Q3 2019	Q1-Q3 2020	Q1-Q3 2019
Net earnings/loss for the period	-228,574	-113,228	-466,183	-377,866
Net earnings/loss used in the calculation of basic earnings/loss per share	-228,574	-113,228	-466,183	-377,866

Weighted average number of ordinary shares	39,750,959	32,956,731	37,701,621	32,956,731
Weighted average number of treasury shares	-64,223	-64,223	-64,223	-64,223
Weighted average number of ordinary shares used in the calculation of basic/diluted loss per share	39,686,736	32,892,508	37,637,398	32,892,508

Earnings/loss per share – basic/diluted (DKK)	-5.76	-3.44	-12.39	-11.49

Schedule of potential ordinary shares are antidilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings/loss per share

	September 30, 2020	September 30, 2019
Outstanding warrants under the 2010 Employee incentive program	—	87,359
Outstanding warrants under the 2015 Employee incentive program	1,941,209	1,768,073
Outstanding warrants under the 2020 Employee incentive program	63,217	—
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program	19,765	19,765
Outstanding Restricted Share Units (RSUs) under the LTIP 2020 program	27,466	—
Total outstanding warrants	2,051,657	1,875,197